Related Party Transactions Disclosure of related party (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
Disclosure of information about key management personnel
Key management personnel compensation is comprised of:

	2022	2021
Short-term employee benefits (1)	$11,702	$18,592
Post-employment benefits (2)	1,020	1,130
Share-based payments (3)	2,286	2,281
	$15,008	$22,003
(1)Includes annual salary and short-term incentives, RSUs, and PSUs paid by the Company.
(2)Includes annual contributions to retirement savings plans made by the Company.
(3)Includes annual stock option, and common share grants.